Selling and Administrative Expenses	6 Months Ended
Jun. 30, 2025
Selling and Administrative Expenses [Abstract]
SELLING AND ADMINISTRATIVE EXPENSES

NOTE 20 – SELLING AND ADMINISTRATIVE EXPENSES

The Company incurred the following selling and administrative expenses during the six months ended June 30, 2025 and 2024:

	Six Months Ended June 30,
	2025	2024
Professional fees	€789,482	€903,531
Shipping and handling expenses	166,318	100,251
Warehouse handling	35,930	35,667
Miscellaneous operating expenses	104,370	133,704
Marketing and advertising	135,780	125,336
Leases and royalties	38,643	84,491
Insurance premiums	115,928	104,674
Repair and conservation	12,599	6,004
Supplies	1,962	2,244
Depreciation of property and equipment	5,938	5,829
Amortization of intangible assets	48,762	24,842
Amortization of right-of-use assets	38,250	31,571
	€1,493,962	€1,558,144

During the six months ended June 30, 2025 and 2024, the Company incurred selling and administrative expenses of €1,493,962 and €1,558,144, of which €481,071 and €426,545 derived from related parties, respectively.